Financial assets at fair value through profit or loss - Designated as at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Designated as at fair value profit or loss	€ 4,126	€ 3,076
Debt Securities [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value profit or loss	3,544	2,334
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Designated as at fair value profit or loss	€ 582	€ 742